Maturities of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Long Term Debt Maturities Repayments Of Principal [Line Items]
2014	$ 3,486
2015	2,740
2016	10,818
2017	1,331
2018	14,970
Thereafter	$ 59,799